Schedule of Investments(a)
Invesco Dynamic Large Cap Growth ETF (PWB)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-12.08%
Activision Blizzard, Inc.	127,802	$10,560,279
Alphabet, Inc., Class A(b)	14,798	22,018,684
Charter Communications, Inc., Class A(b)	16,870	9,784,600
Electronic Arts, Inc.(b)	73,945	10,472,091
Facebook, Inc., Class A(b)	93,073	23,609,828
Sirius XM Holdings, Inc.	1,579,779	9,289,101
		85,734,583
Consumer Discretionary-11.84%
Dollar General Corp.	49,004	9,330,362
Home Depot, Inc. (The)	85,594	22,724,351
Lowe’s Cos., Inc.	70,414	10,485,349
lululemon athletica, inc.(b)	31,584	10,283,434
NIKE, Inc., Class B	213,124	20,803,034
O’Reilly Automotive, Inc.(b)	21,838	10,425,024
		84,051,554
Consumer Staples-7.31%
Brown-Forman Corp., Class B	136,709	9,479,402
Clorox Co. (The)	43,781	10,354,644
Costco Wholesale Corp.	67,782	22,065,074
Monster Beverage Corp.(b)	127,295	9,990,112
		51,889,232
Financials-2.74%
Moody’s Corp.	34,068	9,583,329
S&P Global, Inc.	28,189	9,873,197
		19,456,526
Health Care-19.11%
Abbott Laboratories	227,835	22,929,315
Baxter International, Inc.	102,280	8,834,946
DexCom, Inc.(b)	24,817	10,808,796
Edwards Lifesciences Corp.(b)	121,835	9,553,082
Eli Lilly and Co.	139,288	20,933,594
Humana, Inc.	22,246	8,730,443
Regeneron Pharmaceuticals, Inc.(b)	15,520	9,809,726
Thermo Fisher Scientific, Inc.	61,225	25,344,089
Vertex Pharmaceuticals, Inc.(b)	32,390	8,810,080
Zoetis, Inc.	65,321	9,907,889
		135,661,960
	Shares	Value
Industrials-7.11%
Cintas Corp.	35,655	$10,763,175
Fastenal Co.	223,415	10,509,442
IHS Markit Ltd.	129,834	10,481,499
Northrop Grumman Corp.	26,320	8,554,263
Verisk Analytics, Inc.	53,595	10,113,912
		50,422,291
Information Technology-38.31%
Accenture PLC, Class A	104,053	23,389,033
Adobe, Inc.(b)	55,249	24,548,236
Apple, Inc.	65,937	28,025,863
Applied Materials, Inc.	164,180	10,561,699
Autodesk, Inc.(b)	44,305	10,475,031
Cadence Design Systems, Inc.(b)	101,901	11,132,684
DocuSign, Inc.(b)	70,272	15,237,078
Lam Research Corp.	33,647	12,690,303
Mastercard, Inc., Class A	69,410	21,415,067
Microsoft Corp.	115,679	23,715,352
NVIDIA Corp.	61,821	26,248,578
QUALCOMM, Inc.	114,910	12,135,645
salesforce.com, inc.(b)	115,846	22,572,593
ServiceNow, Inc.(b)	23,864	10,481,069
Synopsys, Inc.(b)	51,564	10,272,580
VeriSign, Inc.(b)	42,401	8,975,444
		271,876,255
Materials-1.50%
Newmont Corp.	153,632	10,631,334
Total Common Stocks & Other Equity Interests (Cost $562,321,864)		709,723,735
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $226,376)	226,376	226,376
TOTAL INVESTMENTS IN SECURITIES-100.03% (Cost $562,548,240)		709,950,111
OTHER ASSETS LESS LIABILITIES-(0.03)%		(202,826)
NET ASSETS-100.00%		$709,747,285
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$174,720	$1,831,190	$(1,779,534)	$-	$-	$226,376	$67
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Large Cap Growth ETF (PWB)—(continued)
July 31, 2020
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$1,937,001	$(1,937,001)	$-	$-	$-	$24
Invesco Private Prime Fund	-	587,714	(587,732)	-	18	-	13
Total	$174,720	$4,355,905	$(4,304,267)	$-	$18	$226,376	$104

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Large Cap Value ETF (PWV)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-6.58%
AT&T, Inc.	709,606	$20,990,145
Verizon Communications, Inc.	395,525	22,734,777
		43,724,922
Consumer Staples-12.89%
General Mills, Inc.	152,197	9,629,504
Kraft Heinz Co. (The)	310,051	10,659,553
Kroger Co. (The)	293,899	10,224,746
PepsiCo, Inc.	166,587	22,932,367
Philip Morris International, Inc.	299,784	23,026,409
Walgreens Boots Alliance, Inc.	225,257	9,170,213
		85,642,792
Energy-2.48%
Phillips 66	119,943	7,438,865
Williams Cos., Inc. (The)	472,066	9,030,622
		16,469,487
Financials-28.88%
Aflac, Inc.	257,236	9,149,885
Allstate Corp. (The)	95,891	9,051,151
Bank of America Corp.	884,385	22,003,499
Bank of New York Mellon Corp. (The)	250,667	8,986,412
BlackRock, Inc.	17,551	10,092,000
Blackstone Group, Inc. (The), Class A	166,298	8,860,357
Charles Schwab Corp. (The)	261,661	8,674,062
Citigroup, Inc.	448,258	22,417,383
JPMorgan Chase & Co.	220,706	21,329,028
MetLife, Inc.	258,436	9,781,803
Morgan Stanley	212,216	10,373,118
Progressive Corp. (The)	123,027	11,114,259
Prudential Financial, Inc.	152,341	9,653,849
T. Rowe Price Group, Inc.	78,089	10,784,091
Wells Fargo & Co.	807,710	19,595,045
		191,865,942
Health Care-13.12%
Biogen, Inc.(b)	31,353	8,612,356
Bristol-Myers Squibb Co.	368,477	21,614,861
Cigna Corp.	46,978	8,112,631
CVS Health Corp.	141,563	8,909,975
Gilead Sciences, Inc.	125,097	8,697,994
McKesson Corp.	60,071	9,020,261
Pfizer, Inc.	577,227	22,211,695
		87,179,773
	Shares	Value
Industrials-11.12%
Cummins, Inc.	55,492	$10,724,384
Eaton Corp. PLC	110,681	10,307,722
Emerson Electric Co.	154,391	9,573,786
Honeywell International, Inc.	149,338	22,306,617
Johnson Controls International PLC	298,844	11,499,517
Parker-Hannifin Corp.	52,695	9,428,189
		73,840,215
Information Technology-16.17%
Broadcom, Inc.	77,817	24,648,535
Cisco Systems, Inc.	483,321	22,764,419
HP, Inc.	627,745	11,035,757
Intel Corp.	357,203	17,049,299
International Business Machines Corp.	176,961	21,755,586
Micron Technology, Inc.(b)	202,767	10,149,502
		107,403,098
Utilities-8.63%
Dominion Energy, Inc.	112,575	9,121,952
Duke Energy Corp.	109,781	9,302,842
Eversource Energy	116,489	10,492,164
Sempra Energy	73,966	9,205,809
Southern Co. (The)	165,565	9,041,505
Xcel Energy, Inc.	147,206	10,163,102
		57,327,374
Total Common Stocks & Other Equity Interests (Cost $703,864,070)		663,453,603
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $95,370)	95,370	95,370
TOTAL INVESTMENTS IN SECURITIES-99.88% (Cost $703,959,440)		663,548,973
OTHER ASSETS LESS LIABILITIES-0.12%		805,266
NET ASSETS-100.00%		$664,354,239
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$7,134,805	$(7,039,435)	$-	$-	$95,370	$153

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Large Cap Value ETF (PWV)—(continued)
July 31, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-8.21%
Alphabet, Inc., Class A(b)	209	$310,981
Alphabet, Inc., Class C(b)	208	308,455
AT&T, Inc.	19,329	571,752
Charter Communications, Inc., Class A(b)	1,128	654,240
Comcast Corp., Class A	14,940	639,432
Facebook, Inc., Class A(b)	2,579	654,215
Netflix, Inc.(b)	1,410	689,321
Verizon Communications, Inc.	10,429	599,459
Walt Disney Co. (The)	5,105	596,979
		5,024,834
Consumer Discretionary-10.19%
Amazon.com, Inc.(b)	232	734,206
Booking Holdings, Inc.(b)	363	603,353
Ford Motor Co.	91,259	603,222
General Motors Co.	21,085	524,806
Home Depot, Inc. (The)	2,432	645,672
Lowe’s Cos., Inc.	4,677	696,452
McDonald’s Corp.	3,116	605,376
NIKE, Inc., Class B	6,114	596,787
Starbucks Corp.	7,718	590,659
Target Corp.	5,043	634,813
		6,235,346
Consumer Staples-11.35%
Altria Group, Inc.	15,066	619,966
Coca-Cola Co. (The)	12,928	610,719
Colgate-Palmolive Co.	8,099	625,243
Costco Wholesale Corp.	1,974	642,596
Kraft Heinz Co. (The)	18,539	637,371
Mondelez International, Inc., Class A	11,621	644,849
PepsiCo, Inc.	4,570	629,106
Philip Morris International, Inc.	8,372	643,053
Procter & Gamble Co. (The)	5,099	668,581
Walgreens Boots Alliance, Inc.	14,240	579,710
Walmart, Inc.	5,007	647,906
		6,949,100
Energy-5.21%
Chevron Corp.	6,381	535,621
ConocoPhillips	13,481	504,055
Exxon Mobil Corp.	12,498	525,916
Kinder Morgan, Inc.	38,034	536,279
Occidental Petroleum Corp.	31,867	501,586
Occidental Petroleum Corp., Wts., expiring August 3, 2027(b)	3,983	22,305
Schlumberger Ltd.	31,028	562,848
		3,188,610
Financials-14.17%
Allstate Corp. (The)	6,160	581,442
American Express Co.	5,798	541,069
American International Group, Inc.	17,843	573,474
Bank of America Corp.	23,791	591,920
Bank of New York Mellon Corp. (The)	15,336	549,796
Berkshire Hathaway, Inc., Class B(b)	3,253	636,872
BlackRock, Inc.	1,119	643,436
Capital One Financial Corp.	8,347	532,539
Citigroup, Inc.	11,283	564,263
Goldman Sachs Group, Inc. (The)	2,922	578,439
JPMorgan Chase & Co.	5,903	570,466
MetLife, Inc.	15,742	595,835
Morgan Stanley	12,738	622,634
	Shares	Value
Financials-(continued)
U.S. Bancorp	15,717	$579,014
Wells Fargo & Co.	21,077	511,328
		8,672,527
Health Care-15.44%
Abbott Laboratories	6,622	666,438
AbbVie, Inc.	6,376	605,146
Amgen, Inc.	2,706	662,077
Biogen, Inc.(b)	2,111	579,870
Bristol-Myers Squibb Co.	10,495	615,637
CVS Health Corp.	9,190	578,419
Danaher Corp.	3,501	713,504
Eli Lilly and Co.	4,107	617,241
Gilead Sciences, Inc.	8,054	559,995
Johnson & Johnson	4,147	604,467
Medtronic PLC	6,325	610,236
Merck & Co., Inc.	7,726	619,934
Pfizer, Inc.	17,468	672,169
Thermo Fisher Scientific, Inc.	1,735	718,203
UnitedHealth Group, Inc.	2,067	625,846
		9,449,182
Industrials-11.87%
3M Co.	3,807	572,839
Boeing Co. (The)	3,111	491,538
Caterpillar, Inc.	4,787	636,096
Emerson Electric Co.	9,609	595,854
FedEx Corp.	4,442	748,033
General Dynamics Corp.	3,951	579,770
General Electric Co.	81,315	493,582
Honeywell International, Inc.	4,080	609,430
Lockheed Martin Corp.	1,544	585,130
Raytheon Technologies Corp.	9,018	511,140
Union Pacific Corp.	3,548	615,046
United Parcel Service, Inc., Class B	5,809	829,293
		7,267,751
Information Technology-15.74%
Accenture PLC, Class A	2,924	657,257
Adobe, Inc.(b)	1,450	644,264
Apple, Inc.	1,740	739,570
Cisco Systems, Inc.	13,080	616,068
Intel Corp.	9,936	474,245
International Business Machines Corp.	4,836	594,538
Mastercard, Inc., Class A	1,980	610,889
Microsoft Corp.	3,140	643,731
NVIDIA Corp.	1,650	700,574
Oracle Corp.	11,368	630,356
PayPal Holdings, Inc.(b)	3,797	744,478
QUALCOMM, Inc.	6,916	730,399
salesforce.com, inc.(b)	3,367	656,060
Texas Instruments, Inc.	4,755	606,500
Visa, Inc., Class A	3,066	583,766
		9,632,695
Materials-1.97%
Dow, Inc.	14,299	587,117
DuPont de Nemours, Inc.	11,557	618,068
		1,205,185
Real Estate-1.77%
American Tower Corp.	2,284	597,015
Simon Property Group, Inc.	7,759	483,773
		1,080,788
See accompanying notes which are an integral part of this schedule.

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Utilities-3.95%
Duke Energy Corp.	6,797	$575,978
Exelon Corp.	15,551	600,424
NextEra Energy, Inc.	2,388	670,311
Southern Co. (The)	10,495	573,132
		2,419,845
Total Common Stocks & Other Equity Interests (Cost $56,703,202)		61,125,863
Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $97,981)	97,981	97,981
TOTAL INVESTMENTS IN SECURITIES-100.03% (Cost $56,801,183)		61,223,844
OTHER ASSETS LESS LIABILITIES-(0.03)%		(21,099)
NET ASSETS-100.00%		$61,202,745
Investment Abbreviations:
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$75,061	$947,749	$(924,829)	$-	$-	$97,981	$22
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,523	1,711,574	(1,724,097)	-	-	-	3
Total	$87,584	$2,659,323	$(2,648,926)	$-	$-	$97,981	$25

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Communication Services-7.82%
Alphabet, Inc., Class A(b)	2,269	$3,376,159
Discovery, Inc., Class C(b)	110,123	2,086,831
Facebook, Inc., Class A(b)	17,572	4,457,489
Take-Two Interactive Software, Inc.(b)	19,977	3,276,628
ViacomCBS, Inc., Class B	111,191	2,898,749
		16,095,856
Consumer Discretionary-10.40%
Booking Holdings, Inc.(b)	1,761	2,927,011
D.R. Horton, Inc.	42,713	2,825,892
eBay, Inc.	43,849	2,423,973
Lennar Corp., Class A	36,362	2,630,790
MGM Resorts International	126,098	2,028,917
NVR, Inc.(b)	639	2,511,366
PulteGroup, Inc.	83,865	3,656,514
Ulta Beauty, Inc.(b)	12,568	2,425,498
		21,429,961
Consumer Staples-1.37%
Monster Beverage Corp.(b)	35,931	2,819,865
Financials-26.48%
Allstate Corp. (The)	23,394	2,208,160
Ameriprise Financial, Inc.	13,777	2,116,560
Cboe Global Markets, Inc.	40,127	3,519,138
Charles Schwab Corp. (The)	65,157	2,159,954
Citizens Financial Group, Inc.	90,068	2,234,587
Comerica, Inc.	63,094	2,430,381
Discover Financial Services	42,504	2,100,973
E*TRADE Financial Corp.	59,945	3,043,408
Everest Re Group Ltd.	10,038	2,196,214
Fifth Third Bancorp	110,060	2,185,792
Hartford Financial Services Group, Inc. (The)	54,466	2,305,001
Lincoln National Corp.	52,781	1,967,148
M&T Bank Corp.	18,494	1,959,439
MarketAxess Holdings, Inc.	4,295	2,219,226
MetLife, Inc.	66,460	2,515,511
Progressive Corp. (The)	42,098	3,803,133
Raymond James Financial, Inc.	31,796	2,209,186
Regions Financial Corp.	164,153	1,782,702
SVB Financial Group(b)	19,769	4,433,594
Synchrony Financial	121,364	2,685,785
T. Rowe Price Group, Inc.	17,103	2,361,924
Zions Bancorporation N.A.	64,965	2,109,414
		54,547,230
Health Care-14.93%
ABIOMED, Inc.(b)	14,994	4,497,300
Alexion Pharmaceuticals, Inc.(b)	29,556	3,029,195
Align Technology, Inc.(b)	15,977	4,694,362
Biogen, Inc.(b)	8,419	2,312,615
Boston Scientific Corp.(b)	61,871	2,386,365
	Shares	Value
Health Care-(continued)
Edwards Lifesciences Corp.(b)	35,391	$2,775,008
Humana, Inc.	6,566	2,576,827
Intuitive Surgical, Inc.(b)	5,113	3,504,655
Merck & Co., Inc.	25,156	2,018,517
Regeneron Pharmaceuticals, Inc.(b)	4,692	2,965,672
		30,760,516
Industrials-14.46%
Alaska Air Group, Inc.	55,192	1,900,812
Copart, Inc.(b)	32,893	3,067,272
Cummins, Inc.	13,952	2,696,364
Delta Air Lines, Inc.	65,546	1,636,684
Expeditors International of Washington, Inc.	28,896	2,442,001
Fastenal Co.	49,378	2,322,741
General Dynamics Corp.	13,091	1,920,973
Huntington Ingalls Industries, Inc.	10,916	1,896,218
J.B. Hunt Transport Services, Inc.	19,539	2,528,347
Old Dominion Freight Line, Inc.	14,661	2,680,324
PACCAR, Inc.	40,478	3,443,868
Quanta Services, Inc.	81,379	3,252,719
		29,788,323
Information Technology-21.64%
Adobe, Inc.(b)	9,663	4,293,464
Apple, Inc.	6,435	2,735,132
Applied Materials, Inc.	47,621	3,063,459
Arista Networks, Inc.(b)	17,681	4,592,993
Cadence Design Systems, Inc.(b)	27,969	3,055,613
Fortinet, Inc.(b)	26,535	3,669,791
Intel Corp.	32,189	1,536,381
Intuit, Inc.	8,094	2,479,759
KLA Corp.	13,603	2,718,287
Lam Research Corp.	11,017	4,155,172
Mastercard, Inc., Class A	10,150	3,131,580
Microsoft Corp.	12,176	2,496,202
Paycom Software, Inc.(b)	13,028	3,704,772
Visa, Inc., Class A	15,404	2,932,922
		44,565,527
Materials-1.99%
LyondellBasell Industries N.V., Class A	28,603	1,788,260
Nucor Corp.	54,962	2,305,656
		4,093,916
Real Estate-0.95%
CBRE Group, Inc., Class A(b)	44,705	1,958,526
TOTAL INVESTMENTS IN SECURITIES-100.04% (Cost $211,701,651)		206,059,720
OTHER ASSETS LESS LIABILITIES-(0.04)%		(74,457)
NET ASSETS-100.00%		$205,985,263
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 GARP ETF (SPGP)—(continued)
July 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$211,406	$1,609,271	$(1,820,677)	$-	$-	$-	$44
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,415,763	4,888,790	(6,304,553)	-	-	-	76
Invesco Private Prime Fund	-	1,350,350	(1,350,438)	-	88	-	23
Total	$1,627,169	$7,848,411	$(9,475,668)	$-	$88	$-	$143
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-4.87%
AT&T, Inc.	10,723	$317,186
CenturyLink, Inc.	56,418	544,434
Comcast Corp., Class A	6,286	269,041
DISH Network Corp., Class A(b)	9,805	314,838
Verizon Communications, Inc.	4,037	232,047
		1,677,546
Consumer Discretionary-12.54%
Aptiv PLC	3,625	281,844
Best Buy Co., Inc.	4,403	438,495
CarMax, Inc.(b)	3,352	325,043
D.R. Horton, Inc.	5,919	391,601
Genuine Parts Co.	3,505	315,976
Leggett & Platt, Inc.	8,327	333,829
Lennar Corp., Class A	6,931	501,458
LKQ Corp.(b)	13,685	385,780
PulteGroup, Inc.	10,770	469,572
Target Corp.	2,148	270,390
Whirlpool Corp.	3,689	601,750
		4,315,738
Consumer Staples-9.94%
Archer-Daniels-Midland Co.	13,730	588,056
Campbell Soup Co.	4,768	236,350
Conagra Brands, Inc.	7,310	273,759
JM Smucker Co. (The)	2,519	275,453
Kraft Heinz Co. (The)	12,910	443,846
Kroger Co. (The)	16,530	575,079
Sysco Corp.	5,661	299,184
Tyson Foods, Inc., Class A	7,010	430,764
Walmart, Inc.	2,313	299,302
		3,421,793
Energy-3.78%
Chevron Corp.	3,120	261,893
Kinder Morgan, Inc.	17,345	244,564
Phillips 66	5,549	344,149
Valero Energy Corp.	7,996	449,615
		1,300,221
Financials-25.16%
Aflac, Inc.	10,986	390,772
Allstate Corp. (The)	4,383	413,711
Ameriprise Financial, Inc.	2,283	350,737
Assurant, Inc.	3,705	398,176
Bank of America Corp.	15,211	378,450
Berkshire Hathaway, Inc., Class B(b)	1,454	284,664
Capital One Financial Corp.	6,854	437,285
Charles Schwab Corp. (The)	6,342	210,237
Citigroup, Inc.	10,574	528,806
Globe Life, Inc.	4,153	330,579
Goldman Sachs Group, Inc. (The)	1,906	377,312
Hartford Financial Services Group, Inc. (The)	12,282	519,774
JPMorgan Chase & Co.	3,051	294,849
MetLife, Inc.	19,097	722,822
Morgan Stanley	8,723	426,380
Northern Trust Corp.	3,291	257,850
People’s United Financial, Inc.	38,475	415,145
PNC Financial Services Group, Inc. (The)	2,986	318,517
Progressive Corp. (The)	3,418	308,782
State Street Corp.	5,820	371,258
SVB Financial Group(b)	1,271	285,047
	Shares	Value
Financials-(continued)
Truist Financial Corp.	9,927	$371,865
W.R. Berkley Corp.	4,373	270,033
		8,663,051
Health Care-12.88%
AmerisourceBergen Corp.	5,461	547,138
Anthem, Inc.	1,176	321,989
Biogen, Inc.(b)	794	218,104
Centene Corp.(b)	6,980	455,445
Cigna Corp.	2,095	361,786
CVS Health Corp.	8,570	539,396
DaVita, Inc.(b)	3,223	281,658
HCA Healthcare, Inc.	2,421	306,595
Humana, Inc.	673	264,119
McKesson Corp.	3,101	465,646
Perrigo Co. PLC	5,312	281,642
Universal Health Services, Inc., Class B	3,546	389,705
		4,433,223
Industrials-12.74%
C.H. Robinson Worldwide, Inc.	3,172	297,280
Caterpillar, Inc.	1,887	250,745
Cummins, Inc.	1,555	300,519
Deere & Co.	1,453	256,178
Eaton Corp. PLC	2,710	252,382
Howmet Aerospace, Inc.	35,415	523,434
Huntington Ingalls Industries, Inc.	1,392	241,804
Ingersoll Rand, Inc.(b)	7,269	229,628
Jacobs Engineering Group, Inc.	3,959	337,901
PACCAR, Inc.	3,921	333,599
Quanta Services, Inc.	11,811	472,086
Snap-on, Inc.	1,988	289,989
Stanley Black & Decker, Inc.	1,812	277,816
United Rentals, Inc.(b)	2,077	322,703
		4,386,064
Information Technology-3.42%
International Business Machines Corp.	1,834	225,472
Micron Technology, Inc.(b)	4,920	246,271
Seagate Technology PLC	5,144	232,612
Western Digital Corp.	5,265	226,921
Western Union Co. (The)	10,198	247,607
		1,178,883
Materials-4.83%
Albemarle Corp.(c)	2,937	242,185
Corteva, Inc.	9,810	280,174
Newmont Corp.	4,055	280,606
Packaging Corp. of America	2,420	232,610
Westrock Co.	23,382	628,041
		1,663,616
Real Estate-0.95%
CBRE Group, Inc., Class A(b)	7,461	326,866
Utilities-8.73%
Consolidated Edison, Inc.	3,732	286,730
DTE Energy Co.	2,410	278,668
Duke Energy Corp.	3,129	265,151
Edison International	4,770	265,546
Entergy Corp.	2,469	259,566
Evergy, Inc.	3,836	248,688
NRG Energy, Inc.	9,667	326,841
Pinnacle West Capital Corp.	3,446	286,294
PPL Corp.	10,559	281,081
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	4,892	$273,658
Sempra Energy	1,860	231,496
		3,003,719
Total Common Stocks & Other Equity Interests (Cost $36,477,247)		34,370,720
Money Market Funds-0.36%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $124,042)	124,042	124,042
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $36,601,289)		34,494,762
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.02%
Invesco Private Government Fund, 0.06%(d)(e)(f)	6,252	$6,252
Invesco Private Prime Fund, 0.15%(d)(e)(f)	2,225	2,226
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,478)		8,478
TOTAL INVESTMENTS IN SECURITIES-100.22% (Cost $36,609,767)		34,503,240
OTHER ASSETS LESS LIABILITIES-(0.22)%		(77,440)
NET ASSETS-100.00%		$34,425,800

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$124,965	$547,785	$(548,708)	$-	$-	$124,042	$22
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,229,330	(1,223,078)	-	-	6,252	9
Invesco Private Prime Fund	-	241,704	(239,481)	-	3	2,226	4
Total	$124,965	$2,018,819	$(2,011,267)	$-	$3	$132,520	$35

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-4.25%
Cable One, Inc.	12,259	$22,342,763
New York Times Co. (The), Class A	146,693	6,768,415
		29,111,178
Consumer Discretionary-14.57%
AutoNation, Inc.(b)	72,057	3,699,406
Choice Hotels International, Inc.	40,101	3,370,088
Churchill Downs, Inc.	57,033	7,900,211
Deckers Outdoor Corp.(b)	30,515	6,385,264
Gentex Corp.	424,370	11,453,746
Helen of Troy Ltd.(b)	42,674	8,033,380
KB Home	150,816	5,073,450
Murphy USA, Inc.(b)	35,643	4,719,490
Papa John’s International, Inc.	31,455	2,977,845
Pool Corp.	71,001	22,486,017
Service Corp. International	257,262	11,154,880
Taylor Morrison Home Corp., Class A(b)	201,948	4,735,681
Tempur Sealy International, Inc.(b)	60,869	4,927,346
TRI Pointe Group, Inc.(b)	171,918	2,874,469
		99,791,273
Consumer Staples-2.99%
Boston Beer Co., Inc. (The), Class A(b)	9,572	7,757,531
Casey’s General Stores, Inc.	50,868	8,097,677
Flowers Foods, Inc.	204,192	4,645,368
		20,500,576
Financials-9.15%
Brown & Brown, Inc.	570,566	25,943,636
FactSet Research Systems, Inc.	42,377	14,675,155
First American Financial Corp.	142,692	7,278,719
RenaissanceRe Holdings Ltd. (Bermuda)	57,551	10,381,049
RLI Corp.	49,422	4,355,561
		62,634,120
Health Care-14.16%
Amedisys, Inc.(b)	51,003	11,942,862
Arrowhead Pharmaceuticals, Inc.(b)	165,958	7,147,811
Catalent, Inc.(b)	179,777	15,701,723
Chemed Corp.	27,306	13,439,740
Encompass Health Corp.	122,957	8,370,913
Haemonetics Corp.(b)	63,947	5,605,594
Masimo Corp.(b)	67,867	14,938,884
Prestige Consumer Healthcare, Inc.(b)	69,503	2,584,817
Repligen Corp.(b)	68,470	10,332,808
Syneos Health, Inc.(b)	110,641	6,902,892
		96,968,044
Industrials-17.52%
AECOM(b)	321,339	11,629,258
Axon Enterprise, Inc.(b)	81,275	6,756,391
Carlisle Cos., Inc.	73,646	8,769,766
Colfax Corp.(b)	99,103	2,881,915
CoreLogic, Inc.	106,191	7,237,979
FTI Consulting, Inc.(b)	78,072	9,324,920
Generac Holdings, Inc.(b)	152,473	24,026,695
Hubbell, Inc.	66,026	8,911,529
MSA Safety, Inc.	48,536	5,752,972
Stericycle, Inc.(b)	119,336	7,212,071
Tetra Tech, Inc.	91,020	8,068,923
Watsco, Inc.	38,881	9,178,638
XPO Logistics, Inc.(b)	136,499	10,240,155
		119,991,212
	Shares	Value
Information Technology-19.23%
CACI International, Inc., Class A(b)	43,585	$9,057,835
Ceridian HCM Holding, Inc.(b)	161,907	12,675,699
Cirrus Logic, Inc.(b)	113,089	7,749,989
Fair Isaac Corp.(b)	55,773	24,494,944
KBR, Inc.	213,563	4,749,641
Lumentum Holdings, Inc.(b)	124,740	11,579,614
Manhattan Associates, Inc.(b)	74,268	7,114,132
SolarEdge Technologies, Inc.(b)(c)	118,497	20,748,825
Synaptics, Inc.(b)	48,657	3,893,533
SYNNEX Corp.	51,091	6,373,091
Teradyne, Inc.	261,676	23,278,697
		131,716,000
Materials-1.42%
Scotts Miracle-Gro Co. (The)	61,204	9,705,118
Real Estate-13.18%
Camden Property Trust	117,528	10,672,718
CyrusOne, Inc.	149,160	12,442,927
EastGroup Properties, Inc.	65,203	8,649,830
First Industrial Realty Trust, Inc.	181,262	7,961,027
Healthcare Realty Trust, Inc.	158,857	4,654,510
Lamar Advertising Co., Class A	103,569	6,807,591
Life Storage, Inc.	59,164	5,805,763
Medical Properties Trust, Inc.	727,082	14,636,161
Omega Healthcare Investors, Inc.	293,203	9,493,913
Sabra Health Care REIT, Inc.	256,157	3,775,754
Spirit Realty Capital, Inc.	155,033	5,342,437
		90,242,631
Utilities-3.45%
Essential Utilities, Inc.	313,894	14,235,093
Hawaiian Electric Industries, Inc.	158,098	5,732,634
PNM Resources, Inc.	87,515	3,695,758
		23,663,485
Total Common Stocks & Other Equity Interests (Cost $580,276,577)		684,323,637
Money Market Funds-0.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $728,266)	728,266	728,266
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $581,004,843)		685,051,903
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.24%
Invesco Private Government Fund, 0.06%(d)(e)(f)	6,392,071	6,392,071
Invesco Private Prime Fund, 0.15%(d)(e)(f)	2,130,264	2,130,690
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,522,761)		8,522,761
TOTAL INVESTMENTS IN SECURITIES-101.27% (Cost $589,527,604)		693,574,664
OTHER ASSETS LESS LIABILITIES-(1.27)%		(8,687,137)
NET ASSETS-100.00%		$684,887,527
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$388,090	$3,479,728	$(3,139,552)	$-	$-	$728,266	$115
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,859,473	19,552,643	(15,020,045)	-	-	6,392,071	597
Invesco Private Prime Fund	-	4,918,775	(2,788,121)	-	36	2,130,690	423
Total	$2,247,563	$27,951,146	$(20,947,718)	$-	$36	$9,251,027	$1,135

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.91%
New York Times Co. (The), Class A	21,656	$999,208
Consumer Discretionary-10.97%
Adtalem Global Education, Inc.(b)	7,104	243,951
Cracker Barrel Old Country Store, Inc.	3,083	340,579
Deckers Outdoor Corp.(b)	4,681	979,499
Gentex Corp.	40,415	1,090,801
KB Home	11,325	380,973
Murphy USA, Inc.(b)	3,880	513,751
Pool Corp.	5,952	1,884,998
TRI Pointe Group, Inc.(b)	17,587	294,055
		5,728,607
Consumer Staples-0.93%
Lancaster Colony Corp.	2,566	406,942
Tootsie Roll Industries, Inc.(c)	2,508	79,504
		486,446
Financials-16.31%
Affiliated Managers Group, Inc.	5,869	403,728
Bank of Hawaii Corp.	5,073	287,284
Bank OZK	16,542	397,835
Brighthouse Financial, Inc.(b)	12,900	365,586
Eaton Vance Corp.	15,671	566,350
FactSet Research Systems, Inc.	7,336	2,540,457
Federated Hermes, Inc., Class B	12,388	326,548
First Financial Bankshares, Inc.	17,785	532,127
Home BancShares, Inc.	21,810	356,157
International Bancshares Corp.	7,187	218,629
SEI Investments Co.	18,674	977,210
Signature Bank	7,234	741,702
SLM Corp.	68,034	460,590
Sterling Bancorp	30,639	344,689
		8,518,892
Health Care-5.47%
Arrowhead Pharmaceuticals, Inc.(b)	15,193	654,362
Chemed Corp.	2,310	1,136,959
Haemonetics Corp.(b)	8,198	718,637
Patterson Cos., Inc.	12,982	344,802
		2,854,760
Industrials-30.20%
Acuity Brands, Inc.	5,395	534,644
AGCO Corp.	7,689	504,629
Donaldson Co., Inc.	17,721	856,633
Generac Holdings, Inc.(b)	8,510	1,341,006
Graco, Inc.	24,394	1,298,737
Healthcare Services Group, Inc.	10,689	279,945
Herman Miller, Inc.	7,672	179,755
HNI Corp.	5,066	150,460
Hubbell, Inc.	7,461	1,007,011
ITT, Inc.	11,075	639,360
Landstar System, Inc.	8,271	1,007,242
Lincoln Electric Holdings, Inc.	8,866	801,398
ManpowerGroup, Inc.	7,987	549,426
MSA Safety, Inc.	5,016	594,546
MSC Industrial Direct Co., Inc., Class A	6,551	432,432
Nordson Corp.	7,414	1,435,573
nVent Electric PLC	18,386	333,890
Oshkosh Corp.	9,413	740,991
Regal Beloit Corp.	5,345	491,580
Tetra Tech, Inc.	7,313	648,297
	Shares	Value
Industrials-(continued)
Trex Co., Inc.(b)	7,898	$1,100,428
Werner Enterprises, Inc.	6,993	307,587
Woodward, Inc.	7,174	537,620
		15,773,190
Information Technology-20.94%
Ciena Corp.(b)	21,827	1,298,925
Cirrus Logic, Inc.(b)	7,774	532,752
Cognex Corp.	22,370	1,495,882
Coherent, Inc.(b)	3,097	429,957
InterDigital, Inc.	4,610	276,692
Littelfuse, Inc.	3,102	551,070
LiveRamp Holdings, Inc.(b)	10,817	492,931
Manhattan Associates, Inc.(b)	10,267	983,476
National Instruments Corp.	17,518	621,889
NetScout Systems, Inc.(b)	8,785	223,666
SYNNEX Corp.	5,343	666,486
Teradyne, Inc.	22,885	2,035,850
Trimble, Inc.(b)	29,789	1,325,908
		10,935,484
Materials-11.27%
Allegheny Technologies, Inc.(b)	14,046	122,060
Avient Corp.	16,807	401,687
Cabot Corp.	6,688	243,978
Minerals Technologies, Inc.	4,555	213,538
NewMarket Corp.	1,265	474,135
Reliance Steel & Aluminum Co.	9,014	885,716
Royal Gold, Inc.	10,446	1,461,709
Scotts Miracle-Gro Co. (The)	5,417	858,974
Sensient Technologies Corp.	5,378	280,785
Steel Dynamics, Inc.	28,628	784,693
Worthington Industries, Inc.	4,200	157,164
		5,884,439
Real Estate-1.98%
PS Business Parks, Inc.	3,095	426,955
Sabra Health Care REIT, Inc.	25,229	371,875
Weingarten Realty Investors	13,775	235,002
		1,033,832
Total Common Stocks & Other Equity Interests (Cost $47,616,795)		52,214,858
Money Market Funds-0.28%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $143,113)	143,113	143,113
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $47,759,908)		52,357,971
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.15%
Invesco Private Government Fund, 0.06%(d)(e)(f)	59,669	59,669
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.15%(d)(e)(f)	19,771	$19,775
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $79,444)		79,444
TOTAL INVESTMENTS IN SECURITIES-100.41% (Cost $47,839,352)		52,437,415
OTHER ASSETS LESS LIABILITIES-(0.41)%		(212,634)
NET ASSETS-100.00%		$52,224,781
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$113,570	$1,176,668	$(1,147,125)	$-	$-	$143,113	$29
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	658,378	926,244	(1,524,953)	-	-	59,669	33
Invesco Private Prime Fund	-	292,843	(273,088)	-	20	19,775	20
Total	$771,948	$2,395,755	$(2,945,166)	$-	$20	$222,557	$82

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-101.05%
Communication Services-0.76%
John Wiley & Sons, Inc., Class A	10,063	$340,431
Consumer Discretionary-17.69%
Adient PLC(b)	25,866	430,410
AutoNation, Inc.(b)	23,692	1,216,347
Dana, Inc.	69,934	799,346
Dick’s Sporting Goods, Inc.	17,462	796,617
KB Home	18,252	613,997
Murphy USA, Inc.(b)	5,152	682,176
Skechers U.S.A., Inc., Class A(b)	12,178	356,572
Taylor Morrison Home Corp., Class A(b)	39,231	919,967
Thor Industries, Inc.	4,266	486,282
Toll Brothers, Inc.	20,540	784,628
TRI Pointe Group, Inc.(b)	47,967	802,008
		7,888,350
Consumer Staples-5.57%
BJ’s Wholesale Club Holdings, Inc.(b)	13,547	542,557
Darling Ingredients, Inc.(b)	20,407	569,968
Ingredion, Inc.	4,922	425,753
Pilgrim’s Pride Corp.(b)	29,779	457,108
Sprouts Farmers Market, Inc.(b)	18,443	486,526
		2,481,912
Energy-3.08%
CNX Resources Corp.(b)	43,309	417,932
World Fuel Services Corp.	40,596	955,224
		1,373,156
Financials-28.85%
Alleghany Corp.	943	492,548
BancorpSouth Bank	22,762	476,409
Bank OZK	24,865	598,003
Cathay General Bancorp	19,823	479,320
CNO Financial Group, Inc.	60,246	909,714
F.N.B. Corp.	103,439	766,483
Federated Hermes, Inc., Class B	18,566	489,400
First American Financial Corp.	10,785	550,143
Genworth Financial, Inc., Class A(b)	382,927	781,171
Hanover Insurance Group, Inc. (The)	4,522	460,701
Home BancShares, Inc.	32,189	525,646
International Bancshares Corp.	16,754	509,657
Kemper Corp.	8,555	671,739
Legg Mason, Inc.	9,334	466,607
New York Community Bancorp, Inc.	52,008	547,644
Old Republic International Corp.	30,841	495,615
Prosperity Bancshares, Inc.	7,096	394,254
RenaissanceRe Holdings Ltd. (Bermuda)	2,137	385,472
Signature Bank	4,343	445,288
SLM Corp.	64,518	436,787
Stifel Financial Corp.	11,598	562,271
United Bankshares, Inc.	17,788	468,180
Valley National Bancorp	70,067	523,400
Washington Federal, Inc.	18,538	432,677
		12,869,129
Health Care-5.83%
Acadia Healthcare Co., Inc.(b)	19,240	573,544
Patterson Cos., Inc.	34,909	927,183
Tenet Healthcare Corp.(b)	27,508	727,312
United Therapeutics Corp.(b)	3,354	373,870
		2,601,909
	Shares	Value
Industrials-19.29%
AECOM(b)	11,752	$425,305
AGCO Corp.	9,006	591,064
Dycom Industries, Inc.(b)	13,021	557,689
EMCOR Group, Inc.	9,440	646,640
EnerSys	6,295	423,402
GATX Corp.	7,795	475,417
KAR Auction Services, Inc.	35,324	534,452
Knight-Swift Transportation Holdings, Inc.	10,567	459,559
ManpowerGroup, Inc.	12,658	870,744
MasTec, Inc.(b)	16,301	648,454
Oshkosh Corp.	6,942	546,474
Regal Beloit Corp.	5,401	496,730
Timken Co. (The)	11,168	509,931
Trinity Industries, Inc.	26,817	523,736
Valmont Industries, Inc.	3,640	441,168
XPO Logistics, Inc.(b)	6,001	450,195
		8,600,960
Information Technology-7.58%
Jabil, Inc.	25,925	903,746
KBR, Inc.	16,881	375,433
NCR Corp.(b)	37,301	687,457
SYNNEX Corp.	8,036	1,002,411
Vishay Intertechnology, Inc.	26,333	413,165
		3,382,212
Materials-8.33%
Avient Corp.	23,217	554,886
Cabot Corp.	11,211	408,977
Commercial Metals Co.	43,093	891,163
Greif, Inc., Class A	19,870	691,278
Reliance Steel & Aluminum Co.	5,821	571,972
Steel Dynamics, Inc.	21,808	597,757
		3,716,033
Real Estate-3.04%
Cousins Properties, Inc.	13,209	405,780
Sabra Health Care REIT, Inc.	34,727	511,876
Spirit Realty Capital, Inc.	12,724	438,468
		1,356,124
Utilities-1.03%
MDU Resources Group, Inc.	21,930	460,091
Total Common Stocks & Other Equity Interests (Cost $48,441,739)		45,070,307
Money Market Funds-0.37%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $163,952)	163,952	163,952
TOTAL INVESTMENTS IN SECURITIES-101.42% (Cost $48,605,691)		45,234,259
OTHER ASSETS LESS LIABILITIES-(1.42)%		(632,699)
NET ASSETS-100.00%		$44,601,560
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$120,521	$394,517	$(351,086)	$-	$-	$163,952	$32
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,133,001	3,939,893	(6,072,894)	-	-	-	47
Invesco Private Prime Fund	-	675,663	(675,673)	-	10	-	9
Total	$2,253,522	$5,010,073	$(7,099,653)	$-	$10	$163,952	$88

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-4.40%
Cogent Communications Holdings, Inc.	29,066	$2,619,137
Iridium Communications, Inc.(b)	34,540	946,051
TechTarget, Inc.(b)	9,616	348,965
		3,914,153
Consumer Discretionary-21.16%
America’s Car-Mart, Inc.(b)	2,329	221,628
Asbury Automotive Group, Inc.(b)	7,573	758,436
Buckle, Inc. (The)(c)	10,253	164,355
Cavco Industries, Inc.(b)	4,170	835,376
Century Communities, Inc.(b)	14,228	506,801
Group 1 Automotive, Inc.	8,015	673,420
Installed Building Products, Inc.(b)	10,825	856,366
Kontoor Brands, Inc.	14,274	273,490
LCI Industries	9,043	1,137,609
LGI Homes, Inc.(b)	8,390	957,383
Lithia Motors, Inc., Class A	9,524	2,182,425
M.D.C. Holdings, Inc.	25,601	1,147,693
M/I Homes, Inc.(b)	15,229	633,983
Meritage Homes Corp.(b)	18,977	1,882,139
PetMed Express, Inc.(c)	6,115	190,788
Rent-A-Center, Inc.	15,773	456,155
Sonic Automotive, Inc., Class A	15,406	587,277
Stamps.com, Inc.(b)	5,243	1,364,648
Universal Electronics, Inc.(b)	4,830	222,518
Wingstop, Inc.	12,156	1,899,375
Winnebago Industries, Inc.	18,654	1,126,888
YETI Holdings, Inc.(b)	14,802	723,670
		18,802,423
Consumer Staples-1.24%
J&J Snack Foods Corp.	3,898	479,961
John B. Sanfilippo & Son, Inc.	2,367	208,698
Seneca Foods Corp., Class A(b)	2,147	84,119
Vector Group Ltd.	37,751	332,964
		1,105,742
Financials-8.57%
AMERISAFE, Inc.	6,091	386,535
eHealth, Inc.(b)	15,011	1,037,860
Invesco Mortgage Capital, Inc.(c)(d)	68,326	209,761
Kinsale Capital Group, Inc.	14,370	2,800,713
KKR Real Estate Finance Trust, Inc.	7,759	129,187
Meta Financial Group, Inc.	16,445	306,864
New York Mortgage Trust, Inc.	130,974	343,152
PennyMac Mortgage Investment Trust	38,632	728,213
PRA Group, Inc.(b)	16,857	666,863
Redwood Trust, Inc.	66,459	473,853
Walker & Dunlop, Inc.	10,482	528,398
		7,611,399
Health Care-13.62%
Addus HomeCare Corp.(b)	4,179	402,897
AMN Healthcare Services, Inc.(b)	29,647	1,628,806
Anika Therapeutics, Inc.(b)	4,652	169,333
CONMED Corp.	12,746	1,052,055
Cutera, Inc.(b)	5,625	80,044
Cytokinetics, Inc.(b)(c)	31,943	690,608
Hanger, Inc.(b)	11,190	195,377
Heska Corp.(b)	2,227	214,282
Medpace Holdings, Inc.(b)	16,975	2,025,966
Momenta Pharmaceuticals, Inc.(b)	69,735	2,056,485
NeoGenomics, Inc.(b)	47,360	1,810,573
	Shares	Value
Health Care-(continued)
RadNet, Inc.(b)	21,792	$346,275
Select Medical Holdings Corp.(b)	74,938	1,426,820
		12,099,521
Industrials-20.74%
AAON, Inc.	20,020	1,186,185
Aerojet Rocketdyne Holdings, Inc.(b)	32,118	1,324,867
Alamo Group, Inc.	3,142	323,972
Arcosa, Inc.	18,487	780,521
ESCO Technologies, Inc.	13,734	1,180,300
Exponent, Inc.	27,292	2,294,166
Federal Signal Corp.	22,313	689,695
Foundation Building Materials, Inc.(b)	7,848	107,753
Gibraltar Industries, Inc.(b)	13,754	711,357
GMS, Inc.(b)	12,769	299,178
Patrick Industries, Inc.	6,815	435,819
Saia, Inc.(b)	10,476	1,251,358
Simpson Manufacturing Co., Inc.	21,931	2,117,657
SPX Corp.(b)	14,764	620,088
Tennant Co.	5,817	387,529
UFP Industries, Inc.	31,477	1,832,591
UniFirst Corp.	7,317	1,364,474
Vicor Corp.(b)	7,230	589,028
Watts Water Technologies, Inc., Class A	11,081	929,585
		18,426,123
Information Technology-12.40%
Advanced Energy Industries, Inc.(b)	12,179	896,009
Agilysys, Inc.(b)	12,245	256,655
Cardtronics PLC, Class A(b)	12,702	283,636
CSG Systems International, Inc.	9,512	400,740
ExlService Holdings, Inc.(b)	15,102	967,434
FARO Technologies, Inc.(b)	6,137	367,177
FormFactor, Inc.(b)	35,802	1,032,530
Harmonic, Inc.(b)	26,310	146,810
Ichor Holdings Ltd.(b)	8,421	276,377
Itron, Inc.(b)	16,313	1,134,732
ManTech International Corp., Class A	14,778	1,028,253
PDF Solutions, Inc.(b)	10,617	260,966
Perficient, Inc.(b)	17,344	680,058
Photronics, Inc.(b)	23,615	280,546
Power Integrations, Inc.	10,491	1,280,217
Rambus, Inc.(b)	52,714	778,059
TTEC Holdings, Inc.	5,070	240,622
Ultra Clean Holdings, Inc.(b)	23,486	706,694
		11,017,515
Materials-1.45%
Boise Cascade Co.	16,812	783,271
Innospec, Inc.	6,742	506,796
		1,290,067
Real Estate-13.34%
Agree Realty Corp.	17,333	1,160,791
Armada Hoffler Properties, Inc.	22,776	219,560
Community Healthcare Trust, Inc.	12,371	565,726
Easterly Government Properties, Inc.	51,715	1,264,432
Essential Properties Realty Trust, Inc.	50,379	811,102
Four Corners Property Trust, Inc.	23,172	583,934
Global Net Lease, Inc.	35,249	586,896
Independence Realty Trust, Inc.	52,362	602,163
Innovative Industrial Properties, Inc.(c)	5,036	524,902
Investors Real Estate Trust	5,006	361,934
iStar, Inc.	52,115	605,055
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
Kite Realty Group Trust	27,443	$270,862
Lexington Realty Trust	99,038	1,148,841
LTC Properties, Inc.	11,392	423,213
National Storage Affiliates Trust	28,188	868,754
NexPoint Residential Trust, Inc.	9,956	380,618
RPT Realty	25,259	157,111
Safehold, Inc.	9,218	464,864
St. Joe Co. (The)(b)	13,967	287,860
Universal Health Realty Income Trust	8,084	562,485
		11,851,103
Utilities-3.06%
American States Water Co.	11,981	921,099
Avista Corp.	36,111	1,340,801
Northwest Natural Holding Co.	8,573	458,570
		2,720,470
Total Common Stocks & Other Equity Interests (Cost $75,365,257)		88,838,516
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $52,170)	52,170	52,170
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $75,417,427)		88,890,686
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.88%
Invesco Private Government Fund, 0.06%(d)(e)(f)	1,251,979	$1,251,979
Invesco Private Prime Fund, 0.15%(d)(e)(f)	417,243	417,326
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,669,305)		1,669,305
TOTAL INVESTMENTS IN SECURITIES-101.92% (Cost $77,086,732)		90,559,991
OTHER ASSETS LESS LIABILITIES-(1.92)%		(1,707,956)
NET ASSETS-100.00%		$88,852,035

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$201,741	$63,851	$(61,491)	$108,090	$(102,430)	$209,761	$32,340
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	138,802	350,957	(437,589)	-	-	52,170	28
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,981,012	6,277,116	(7,006,149)	-	-	1,251,979	143
Invesco Private Prime Fund	-	1,204,049	(786,774)	-	51	417,326	81
Total	$2,321,555	$7,895,973	$(8,292,003)	$108,090	$(102,379)	$1,931,236	$32,592

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-1.31%
Consolidated Communications Holdings, Inc.(b)	72,284	$527,673
Scholastic Corp.	15,039	359,883
		887,556
Consumer Discretionary-24.75%
Asbury Automotive Group, Inc.(b)	7,627	763,844
Big Lots, Inc.	15,012	590,572
Bloomin’ Brands, Inc.	35,369	407,451
Cato Corp. (The), Class A	54,010	388,332
Century Communities, Inc.(b)	18,780	668,944
Cooper Tire & Rubber Co.	18,398	571,442
Core-Mark Holding Co., Inc.	29,090	771,467
Express, Inc.(b)	372,095	375,816
GameStop Corp., Class A(b)(c)	132,236	530,266
Genesco, Inc.(b)	44,367	689,907
Group 1 Automotive, Inc.	13,963	1,173,171
Guess?, Inc.	62,565	646,922
Hibbett Sports, Inc.(b)	27,973	648,694
Lithia Motors, Inc., Class A	4,063	931,036
M.D.C. Holdings, Inc.	13,617	610,450
M/I Homes, Inc.(b)	16,408	683,065
MarineMax, Inc.(b)	26,543	736,303
Meritage Homes Corp.(b)	6,162	611,147
Motorcar Parts of America, Inc.(b)(c)	26,639	443,406
ODP Corp. (The)	34,999	772,428
Red Robin Gourmet Burgers, Inc.(b)(c)	59,479	519,846
Rent-A-Center, Inc.	16,327	472,177
Shoe Carnival, Inc.	17,330	425,451
Signet Jewelers Ltd.(c)	96,017	1,031,223
Sonic Automotive, Inc., Class A	23,981	914,156
Zumiez, Inc.(b)	17,256	398,614
		16,776,130
Consumer Staples-6.12%
Chefs’ Warehouse, Inc. (The)(b)	29,944	345,254
Fresh Del Monte Produce, Inc.	26,346	594,893
Seneca Foods Corp., Class A(b)	19,104	748,495
SpartanNash Co.	44,533	936,306
United Natural Foods, Inc.(b)	51,286	1,018,027
Universal Corp.	12,051	508,070
		4,151,045
Energy-10.62%
Archrock, Inc.	68,306	454,918
Bonanza Creek Energy, Inc.(b)	43,871	798,014
Bristow Group, Inc.(b)	52,576	841,742
Dorian LPG Ltd.(b)	83,520	713,261
Exterran Corp.(b)	63,684	316,509
Helix Energy Solutions Group, Inc.(b)	182,243	763,598
Laredo Petroleum, Inc.(b)(c)	38,109	577,732
Matrix Service Co.(b)	50,402	441,270
Penn Virginia Corp.(b)(c)	97,401	965,244
Renewable Energy Group, Inc.(b)(c)	21,519	593,494
REX American Resources Corp.(b)	6,381	434,865
SM Energy Co.	100,359	296,059
		7,196,706
Financials-22.54%
American Equity Investment Life Holding Co.	27,403	697,406
Ameris Bancorp	19,694	454,439
Apollo Commercial Real Estate Finance, Inc.	50,070	465,651
Axos Financial, Inc.(b)	19,123	428,546
Banner Corp.	11,765	416,834
	Shares	Value
Financials-(continued)
Columbia Banking System, Inc.	16,867	$487,962
Dime Community Bancshares, Inc.	29,526	346,783
Encore Capital Group, Inc.(b)(c)	13,687	499,986
Enova International, Inc.(b)	30,575	491,952
Flagstar Bancorp, Inc.	16,525	518,554
Granite Point Mortgage Trust, Inc.	109,822	745,691
HomeStreet, Inc.	17,928	474,016
Hope Bancorp, Inc.	57,781	487,094
Horace Mann Educators Corp.	12,010	451,336
Invesco Mortgage Capital, Inc.(c)(d)	210,316	645,670
Meta Financial Group, Inc.	28,153	525,335
Northfield Bancorp, Inc.	40,896	393,011
OFG Bancorp	37,373	488,839
Old National Bancorp	33,027	462,048
Pacific Premier Bancorp, Inc.	23,684	497,601
Piper Sandler Cos.	6,855	424,393
Preferred Bank	10,306	383,899
Simmons First National Corp., Class A	31,078	515,584
Stewart Information Services Corp.	16,426	689,071
StoneX Group, Inc.(b)	19,596	1,028,398
United Community Banks, Inc.	21,909	392,828
Veritex Holdings, Inc.	25,689	429,520
Virtus Investment Partners, Inc.	4,012	545,311
Waddell & Reed Financial, Inc., Class A	30,089	438,999
Walker & Dunlop, Inc.	8,971	452,228
		15,278,985
Health Care-5.85%
Invacare Corp.	77,583	546,184
Magellan Health, Inc.(b)	7,473	554,273
Owens & Minor, Inc.	123,215	1,981,297
Select Medical Holdings Corp.(b)	25,528	486,053
Vanda Pharmaceuticals, Inc.(b)	39,530	398,462
		3,966,269
Industrials-13.51%
AAR Corp.	24,976	430,087
ABM Industries, Inc.	15,459	554,978
Aegion Corp.(b)	28,586	440,796
Arcosa, Inc.	10,688	451,247
Atlas Air Worldwide Holdings, Inc.(b)	12,339	642,615
Echo Global Logistics, Inc.(b)	23,469	588,251
Encore Wire Corp.	8,497	426,465
Foundation Building Materials, Inc.(b)	34,590	474,921
GMS, Inc.(b)	24,131	565,389
Griffon Corp.	27,277	623,825
Hub Group, Inc., Class A(b)	9,416	498,107
Kelly Services, Inc., Class A	57,946	858,180
Matson, Inc.	13,612	495,749
Meritor, Inc.(b)	23,348	531,167
MYR Group, Inc.(b)	19,060	698,930
Powell Industries, Inc.	16,831	446,863
SkyWest, Inc.	16,259	427,774
		9,155,344
Information Technology-7.31%
Benchmark Electronics, Inc.	25,071	510,446
Comtech Telecommunications Corp.	29,258	480,416
Digi International, Inc.(b)	38,120	462,015
Insight Enterprises, Inc.(b)	10,943	545,399
PC Connection, Inc.	9,919	433,460
Photronics, Inc.(b)	35,386	420,386
Sanmina Corp.(b)	20,972	622,449
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Sykes Enterprises, Inc.(b)	14,913	$409,511
TTM Technologies, Inc.(b)	42,027	517,352
Unisys Corp.(b)	46,599	554,062
		4,955,496
Materials-2.92%
Boise Cascade Co.	13,968	650,769
Clearwater Paper Corp.(b)	14,879	549,333
Koppers Holdings, Inc.(b)	30,961	779,288
		1,979,390
Real Estate-5.00%
DiamondRock Hospitality Co.	84,405	389,951
Franklin Street Properties Corp.	75,566	396,722
Global Net Lease, Inc.	28,096	467,798
iStar, Inc.	47,259	548,677
Kite Realty Group Trust	37,042	365,605
Office Properties Income Trust	15,421	387,838
Summit Hotel Properties, Inc.	79,481	411,712
Washington REIT	18,965	424,057
		3,392,360
Total Common Stocks & Other Equity Interests (Cost $72,199,736)		67,739,281
	Shares	Value
Money Market Funds-0.17%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $113,470)	113,470	$113,470
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $72,313,206)		67,852,751
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.06%
Invesco Private Government Fund, 0.06%(d)(e)(f)	3,080,941	3,080,941
Invesco Private Prime Fund, 0.15%(d)(e)(f)	1,026,775	1,026,980
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,107,921)		4,107,921
TOTAL INVESTMENTS IN SECURITIES-106.16% (Cost $76,421,127)		71,960,672
OTHER ASSETS LESS LIABILITIES-(6.16)%		(4,175,301)
NET ASSETS-100.00%		$67,785,371

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$96,067	$818,751	$(48,102)	$(223,546)	$2,500	$645,670	$19,786
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	113,995	1,354,293	(1,354,818)	-	-	113,470	35
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,256,766	11,626,089	(10,801,914)	-	-	3,080,941	297
Invesco Private Prime Fund	-	2,774,373	(1,747,467)	-	74	1,026,980	171
Total	$2,466,828	$16,573,506	$(13,952,301)	$(223,546)	$2,574	$4,867,061	$20,289

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Consumer Discretionary-5.15%
D.R. Horton, Inc.	63,535	$4,203,476
Genuine Parts Co.	25,056	2,258,798
Levi Strauss & Co., Class A	69,211	841,606
NVR, Inc.(b)	641	2,519,226
PulteGroup, Inc.	48,136	2,098,730
		11,921,836
Consumer Staples-3.47%
Coca-Cola European Partners PLC (United Kingdom)	82,050	3,377,999
Pilgrim’s Pride Corp.(b)	43,804	672,391
Tyson Foods, Inc., Class A	64,896	3,987,859
		8,038,249
Energy-3.66%
Cheniere Energy, Inc.(b)	43,809	2,167,669
Pembina Pipeline Corp. (Canada)	97,118	2,363,852
Williams Cos., Inc. (The)	205,938	3,939,594
		8,471,115
Financials-14.09%
Arch Capital Group Ltd.(b)	69,494	2,136,940
Arthur J. Gallagher & Co.	31,151	3,348,421
Citizens Financial Group, Inc.	72,223	1,791,853
CNA Financial Corp.	46,105	1,535,297
Credicorp Ltd. (Peru)	14,550	1,850,324
Fifth Third Bancorp	121,792	2,418,789
Globe Life, Inc.	18,830	1,498,868
Hartford Financial Services Group, Inc. (The)	62,954	2,664,213
KeyCorp	170,150	2,043,501
M&T Bank Corp.	22,854	2,421,381
Nasdaq, Inc.	27,711	3,638,731
Principal Financial Group, Inc.	48,705	2,066,553
SEI Investments Co.	25,602	1,339,753
State Street Corp.	60,520	3,860,571
		32,615,195
Health Care-11.99%
AmerisourceBergen Corp.	34,817	3,488,315
Bruker Corp.	27,753	1,238,339
Cardinal Health, Inc.	51,096	2,790,863
Charles River Laboratories International, Inc.(b)	8,521	1,695,594
Chemed Corp.	2,714	1,335,804
Cooper Cos., Inc. (The)	9,729	2,752,626
Encompass Health Corp.	17,795	1,211,484
Hologic, Inc.(b)	44,028	3,072,274
ICON PLC (Ireland)(b)	8,986	1,666,543
Laboratory Corp. of America Holdings(b)	16,503	3,183,759
PerkinElmer, Inc.	19,267	2,291,039
Teleflex, Inc.	8,129	3,032,930
		27,759,570
Industrials-15.40%
AMETEK, Inc.	39,320	3,666,590
Copart, Inc.(b)	41,018	3,824,928
Dover Corp.	24,968	2,569,956
Graco, Inc.	29,032	1,545,664
Hubbell, Inc.	9,620	1,298,411
IDEX Corp.	12,807	2,110,850
ITT, Inc.	14,030	809,952
Jacobs Engineering Group, Inc.	22,457	1,916,705
Parker-Hannifin Corp.	22,402	4,008,166
Pentair PLC	29,152	1,249,163
	Shares	Value
Industrials-(continued)
Schneider National, Inc., Class B	30,250	$760,182
Toro Co. (The)	18,288	1,304,849
TransUnion	32,645	2,924,013
W.W. Grainger, Inc.	9,235	3,154,030
Waste Connections, Inc.	43,841	4,488,003
		35,631,462
Information Technology-13.57%
Arrow Electronics, Inc.(b)	13,489	966,082
CACI International, Inc., Class A(b)	4,579	951,608
CDW Corp.	24,959	2,901,484
Dolby Laboratories, Inc., Class A	16,986	1,182,226
F5 Networks, Inc.(b)	10,394	1,412,545
Gartner, Inc.(b)	15,150	1,888,296
Genpact Ltd.	31,133	1,239,716
HP, Inc.	247,259	4,346,813
Leidos Holdings, Inc.	24,990	2,378,048
Maxim Integrated Products, Inc.	45,172	3,075,761
Motorola Solutions, Inc.	28,361	3,964,868
Skyworks Solutions, Inc.	28,153	4,098,514
SolarWinds Corp.(b)(c)	53,427	980,920
Ubiquiti, Inc.(c)	10,854	2,011,246
		31,398,127
Materials-11.75%
AptarGroup, Inc.	10,827	1,247,270
Avery Dennison Corp.	14,455	1,638,330
Celanese Corp.	20,324	1,975,493
CF Industries Holdings, Inc.	39,144	1,226,382
Corteva, Inc.	130,724	3,733,478
Crown Holdings, Inc.(b)	23,707	1,696,947
FMC Corp.	22,135	2,347,417
Kirkland Lake Gold Ltd. (Canada)	45,974	2,510,180
Nucor Corp.	52,367	2,196,796
Packaging Corp. of America	16,637	1,599,148
PPG Industries, Inc.	40,165	4,323,762
Vulcan Materials Co.	22,941	2,693,732
		27,188,935
Real Estate-6.91%
Apartment Investment & Management Co., Class A	25,808	1,001,867
Boston Properties, Inc.	26,416	2,353,401
Camden Property Trust	17,124	1,555,030
Douglas Emmett, Inc.	29,074	847,216
EastGroup Properties, Inc.	6,616	877,679
Equity LifeStyle Properties, Inc.	31,216	2,132,677
Essex Property Trust, Inc.	11,253	2,483,987
Gaming and Leisure Properties, Inc.	38,821	1,405,708
Rexford Industrial Realty, Inc.	19,906	934,189
Sun Communities, Inc.	15,963	2,393,333
		15,985,087
Utilities-14.00%
AES Corp. (The)	107,800	1,641,794
Alliant Energy Corp.	43,187	2,325,620
American Water Works Co., Inc.	31,570	4,649,314
Avangrid, Inc.	51,335	2,555,970
CMS Energy Corp.	49,269	3,162,084
Consolidated Edison, Inc.	57,014	4,380,386
DTE Energy Co.	32,131	3,715,307
Entergy Corp.	34,554	3,632,662
Fortis, Inc. (Canada)	79,153	3,227,859
IDACORP, Inc.	8,462	789,081
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
MDU Resources Group, Inc.	33,415	$701,047
NiSource, Inc.	66,424	1,624,067
		32,405,191
Total Common Stocks & Other Equity Interests (Cost $215,847,918)		231,414,767
Money Market Funds-0.21%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $488,922)	488,922	488,922
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $216,336,840)		231,903,689
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.02%
Invesco Private Government Fund, 0.06%(d)(e)(f)	25,508	$25,508
Invesco Private Prime Fund, 0.15%(d)(e)(f)	8,501	8,503
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,011)		34,011
TOTAL INVESTMENTS IN SECURITIES-100.22% (Cost $216,370,851)		231,937,700
OTHER ASSETS LESS LIABILITIES-(0.22)%		(502,784)
NET ASSETS-100.00%		$231,434,916

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$414,215	$1,719,026	$(1,644,319)	$-	$-	$488,922	$109
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,505,994	18,925,502	(23,405,988)	-	-	25,508	223
Invesco Private Prime Fund	-	4,283,687	(4,275,310)	-	126	8,503	94
Total	$4,920,209	$24,928,215	$(29,325,617)	$-	$126	$522,933	$426

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-79.30%
Communication Services-4.17%
Mobile TeleSystems PJSC, ADR (Russia)	98,597	$873,569
NetEase, Inc., ADR (China)	327	149,903
Nexstar Media Group, Inc., Class A	8,838	774,651
Sinclair Broadcast Group, Inc., Class A(b)	40,437	833,002
Telefonica S.A., ADR (Spain)(b)	187,909	791,097
ViacomCBS, Inc., Class B	54,865	1,430,331
		4,852,553
Consumer Discretionary-1.67%
M.D.C. Holdings, Inc.	11,018	493,937
Whirlpool Corp.	8,904	1,452,420
		1,946,357
Energy-15.15%
BP Midstream Partners L.P.	69,543	758,019
BP PLC, ADR (United Kingdom)(b)	48,086	1,059,815
Cimarex Energy Co.	27,054	661,741
Diamondback Energy, Inc.	24,678	983,665
Ecopetrol S.A., ADR (Colombia)	83,210	968,564
Enable Midstream Partners L.P.	287,356	1,336,205
Enterprise Products Partners L.P.	38,292	673,939
Enviva Partners L.P.	18,269	698,059
EOG Resources, Inc.	21,738	1,018,425
Equinor ASA, ADR (Norway)	42,761	637,567
HollyFrontier Corp.	23,215	638,413
KNOT Offshore Partners L.P. (United Kingdom)	75,763	996,283
Magellan Midstream Partners L.P.	16,077	650,958
MPLX L.P.	55,501	1,014,003
Ovintiv, Inc.(b)	87,701	849,823
Phillips 66 Partners L.P.	13,105	364,319
Plains All American Pipeline L.P.	61,209	467,637
TC Pipelines L.P.	16,910	518,461
Tenaris S.A., ADR	77,276	904,129
TOTAL S.A., ADR (France)	22,123	833,152
USA Compression Partners L.P.	137,695	1,589,000
		17,622,177
Financials-36.67%
Aflac, Inc.	30,861	1,097,726
American Financial Group, Inc.	11,686	710,158
Ameriprise Financial, Inc.	7,977	1,225,507
Assured Guaranty Ltd.	13,462	293,875
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)(b)	353,379	1,084,874
BancorpSouth Bank	16,831	352,273
Bank of America Corp.	46,056	1,145,873
Bank of New York Mellon Corp. (The)	30,293	1,086,004
Bank OZK	16,266	391,197
BOK Financial Corp.	7,062	393,353
Chubb Ltd.	9,450	1,202,418
Citigroup, Inc.	23,215	1,160,982
Citizens Financial Group, Inc.	46,370	1,150,440
CNA Financial Corp.	11,895	396,104
CNO Financial Group, Inc.	25,992	392,479
Discover Financial Services	25,359	1,253,495
East West Bancorp, Inc.	20,460	709,144
Equitable Holdings, Inc.	38,492	787,546
Evercore, Inc., Class A	13,215	730,789
First American Financial Corp.	15,080	769,231
First Horizon National Corp.	78,493	727,630
First Midwest Bancorp, Inc.	28,584	346,867
	Shares	Value
Financials-(continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	20,102	$704,173
Hartford Financial Services Group, Inc. (The)	28,962	1,225,672
Home BancShares, Inc.	25,465	415,843
Independent Bank Group, Inc.	10,197	447,954
Jefferies Financial Group, Inc.	50,685	821,097
JPMorgan Chase & Co.	11,666	1,127,402
Lincoln National Corp.	28,784	1,072,780
Manulife Financial Corp. (Canada)	59,293	795,712
MetLife, Inc.	30,979	1,172,555
MGIC Investment Corp.	89,150	737,270
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	142,919	534,517
Morgan Stanley	25,580	1,250,350
Navient Corp.	50,518	402,123
OneMain Holdings, Inc.	31,865	914,525
Pacific Premier Bancorp, Inc.	17,350	364,524
Popular, Inc.	19,442	721,493
Prudential Financial, Inc.	18,491	1,171,775
Radian Group, Inc.	46,886	699,539
Reinsurance Group of America, Inc.	7,938	676,715
Simmons First National Corp., Class A	21,700	360,003
State Street Corp.	18,472	1,178,329
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	102,829	550,135
Synchrony Financial	57,382	1,269,864
Synovus Financial Corp.	39,265	791,190
U.S. Bancorp	31,195	1,149,224
United Community Banks, Inc.	18,951	339,791
Unum Group	46,711	804,831
Virtus Investment Partners, Inc.	3,805	517,176
Walker & Dunlop, Inc.	9,129	460,193
Webster Financial Corp.	13,179	359,391
Western Alliance Bancorporation	20,323	730,612
Wintrust Financial Corp.	8,706	372,617
Zions Bancorporation N.A.	33,669	1,093,232
		42,640,572
Health Care-1.38%
CVS Health Corp.	17,302	1,088,988
GlaxoSmithKline PLC, ADR (United Kingdom)	12,906	520,370
		1,609,358
Industrials-4.79%
Caterpillar, Inc.	9,519	1,264,885
Crane Co.	6,629	375,002
Cummins, Inc.	6,688	1,292,523
Deluxe Corp.	15,117	426,753
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (Mexico)(c)	5,007	499,849
Pitney Bowes, Inc.	145,393	485,613
Snap-on, Inc.	5,468	797,617
Wabash National Corp.	37,264	424,437
		5,566,679
Information Technology-0.62%
Xerox Holdings Corp.	43,011	716,133
Materials-3.74%
Carpenter Technology Corp.	15,429	344,993
Celanese Corp.	8,212	798,206
Commercial Metals Co.	21,547	445,592
POSCO, ADR (South Korea)	24,470	979,289
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Steel Dynamics, Inc.	29,092	$797,412
Vale S.A., ADR (Brazil)	83,986	977,597
		4,343,089
Real Estate-10.09%
CoreSite Realty Corp.	9,246	1,193,196
Corporate Office Properties Trust	21,865	578,985
Easterly Government Properties, Inc.	20,859	510,003
Healthcare Realty Trust, Inc.	30,908	905,604
Innovative Industrial Properties, Inc.	9,894	1,031,252
Kennedy-Wilson Holdings, Inc.	26,156	388,155
Lamar Advertising Co., Class A	15,997	1,051,483
Lexington Realty Trust	53,684	622,734
Life Storage, Inc.	10,479	1,028,304
Medical Properties Trust, Inc.	60,899	1,225,897
National Storage Affiliates Trust	10,897	335,846
Office Properties Income Trust	7,832	196,975
STAG Industrial, Inc.	33,265	1,084,439
VICI Properties, Inc.	56,382	1,224,053
Washington REIT	15,768	352,573
		11,729,499
Utilities-1.02%
Suburban Propane Partners L.P.	89,258	1,183,561
Total Common Stocks & Other Equity Interests (Cost $104,175,386)		92,209,978

Closed-End Funds-10.59%
AllianceBernstein Global High Income Fund, Inc.	64,634	687,706
BlackRock Multi-Sector Income Trust	39,583	600,474
Blackstone/GSO Strategic Credit Fund(b)	51,453	600,971
DoubleLine Income Solutions Fund	91,918	1,439,436
First Trust Intermediate Duration Preferred & Income Fund(b)	38,576	844,814
GAMCO Global Gold Natural Resources & Income Trust	257,007	943,216
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(b)	48,375	282,510
NexPoint Strategic Opportunities Fund	61,712	593,669
Nuveen Global High Income Fund	16,024	220,971
Nuveen Preferred & Income Opportunities Fund	92,378	813,850
Nuveen Preferred & Income Term Fund	17,125	380,175
Oxford Lane Capital Corp.(b)	392,560	1,676,231
PGIM Global High Yield Fund, Inc.	38,510	507,562
PGIM High Yield Bond Fund, Inc.	37,511	513,901
PIMCO Energy & Tactical Credit Opportunities Fund(b)	57,345	390,519
Templeton Emerging Markets Income Fund	39,526	305,536
Wells Fargo Income Opportunities Fund	62,957	463,364
Western Asset Global High Income Fund, Inc.	29,996	291,561
Western Asset High Income Fund II, Inc.	77,047	503,887
Western Asset High Yield Defined Opportunity Fund, Inc.	17,824	256,131
Total Closed-End Funds (Cost $13,735,283)		12,316,484
	Shares	Value
Preferred Stocks-10.06%
Communication Services-1.76%
AT&T, Inc., Series A, Pfd., 5.00%	27,202	$715,685
AT&T, Inc., Series C, Pfd., 4.75%	53,095	1,331,622
		2,047,307
Financials-6.12%
Bank of America Corp., Series GG, Pfd., 6.00%	18,410	502,409
Bank of America Corp., Series KK, Pfd., 5.38%	24,910	678,797
Capital One Financial Corp., Series I, Pfd., 5.00%	31,921	797,387
Capital One Financial Corp., Series J, Pfd., 4.80%	56,801	1,337,664
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	37,531	1,046,364
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	32,604	925,628
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	907	1,225,810
Wells Fargo & Co., Series Q, Pfd., 5.85%	23,786	600,121
		7,114,180
Utilities-2.18%
Dominion Energy, Inc., Series A, Conv. Pfd., 7.25%	12,033	1,251,312
Spire, Inc., Series A, Pfd., 5.90%	47,127	1,286,567
		2,537,879
Total Preferred Stocks (Cost $11,368,078)		11,699,366
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $129,278,747)		116,225,828
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.18%
Invesco Private Government Fund, 0.06%(d)(e)(f)	5,390,426	5,390,426
Invesco Private Prime Fund, 0.15%(d)(e)(f)	1,796,449	1,796,808
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,187,230)		7,187,234
TOTAL INVESTMENTS IN SECURITIES-106.13% (Cost $136,465,977)		123,413,062
OTHER ASSETS LESS LIABILITIES-(6.13)%		(7,133,083)
NET ASSETS-100.00%		$116,279,979

See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$135,923	$2,228,735	$(2,364,658)	$-	$-	$-	$40
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,119,212	15,700,279	(16,429,065)	-	-	5,390,426	443
Invesco Private Prime Fund	-	3,590,558	(1,793,869)	4	115	1,796,808	244
Total	$6,255,135	$21,519,572	$(20,587,592)	$4	$115	$7,187,234	$727

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of July 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$34,370,720	$-	$-	$34,370,720
Money Market Funds	124,042	8,478	-	132,520
Total Investments	$34,494,762	$8,478	$-	$34,503,240
Invesco S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$684,323,637	$-	$-	$684,323,637
Money Market Funds	728,266	8,522,761	-	9,251,027
Total Investments	$685,051,903	$8,522,761	$-	$693,574,664
Invesco S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$52,214,858	$-	$-	$52,214,858
Money Market Funds	143,113	79,444	-	222,557
Total Investments	$52,357,971	$79,444	$-	$52,437,415
Invesco S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$88,838,516	$-	$-	$88,838,516
Money Market Funds	52,170	1,669,305	-	1,721,475
Total Investments	$88,890,686	$1,669,305	$-	$90,559,991
Invesco S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$67,739,281	$-	$-	$67,739,281
Money Market Funds	113,470	4,107,921	-	4,221,391
Total Investments	$67,852,751	$4,107,921	$-	$71,960,672

	Level 1	Level 2	Level 3	Total
Invesco Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$231,414,767	$-	$-	$231,414,767
Money Market Funds	488,922	34,011	-	522,933
Total Investments	$231,903,689	$34,011	$-	$231,937,700
Invesco Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$92,209,978	$-	$-	$92,209,978
Closed-End Funds	12,316,484	-	-	12,316,484
Preferred Stocks	11,699,366	-	-	11,699,366
Money Market Funds	-	7,187,234	-	7,187,234
Total Investments	$116,225,828	$7,187,234	$-	$123,413,062
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.